Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
Organization and Description of Business
Healthcare Trust of America, Inc., or HTA, is a real estate investment trust, or REIT. As of June 30, 2013, HTA owned approximately 98.89% general partner interest in Healthcare Trust of America Holding, LP, or HTALP. HTA and HTALP are structured as an umbrella REIT, or UPREIT, in which the subsidiaries of HTALP own all the properties. HTALP is a Delaware limited partnership and was formed on April 20, 2006.
We invest primarily in high-quality medical office buildings in our target markets, and have acquired high-quality medical office buildings and other facilities that serve the healthcare industry with an aggregate purchase price of $2.7 billion through June 30, 2013. As of June 30, 2013, our portfolio consisted of 250 medical office buildings and 19 other facilities that serve the healthcare industry, as well as real estate notes receivable secured by medical office buildings.
The principal executive offices are located at 16435 N. Scottsdale Road, Suite 320, Scottsdale, Arizona, 85254.

Organization and Description of Business
Healthcare Trust of America, Inc., or HTA, is a real estate investment trust, or REIT. As of December 31, 2012, HTA owned approximately 99.93% general partner interest in Healthcare Trust of America Holdings, LP, or HTALP. HTA and HTALP are structured an umbrella REIT, or UPREIT, which the subsidiaries of HTALP own all the properties. HTALP is a Delaware limited partnership and was formed on April 20, 2006.
We invest primarily in high-quality medical office buildings in our target markets, and have acquired high-quality medical office buildings and other facilities that serve the healthcare industry with an aggregate purchase price of $2.6 billion through December 31, 2012. As of December 31, 2012, our portfolio consisted of 247 medical office buildings and 19 other facilities that serve the healthcare industry, as well as a mortgage loan receivable secured by medical office buildings.
The principal executive offices are located at 16435 N. Scottsdale Road, Suite 320, Scottsdale, Arizona, 85254.